Disclosure of Range of Exercise Prices of Outstanding Share Options, SCL Equity Plan (Details) - SCL Equity Plan [Member] - Share options [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	48,401	48,180	54,418	64,874
Weighted average remaining contractual life of outstanding share options	4 years 11 months 12 days	5 years 6 months 21 days	6 years 6 months 10 days
2.01 - 3.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	3,300	0	76
Weighted average remaining contractual life of outstanding share options	9 years 7 months 13 days		10 months 6 days
3.01 - 4.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	7,728	8,392	9,783
Weighted average remaining contractual life of outstanding share options	3 years	3 years 10 months 13 days	4 years 10 months 6 days
4.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	10,122	11,066	13,394
Weighted average remaining contractual life of outstanding share options	4 years 6 months 10 days	5 years 4 months 17 days	6 years 4 months 2 days
5.01 - 6.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	22,962	24,433	26,587
Weighted average remaining contractual life of outstanding share options	5 years 8 months 1 day	6 years 8 months 1 day	7 years 8 months 4 days
6.01 - 7.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	1,758	1,758	1,851
Weighted average remaining contractual life of outstanding share options	3 years 1 month 17 days	4 years 1 month 17 days	5 years 2 months 26 days
7.01 - 8.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	1,288	1,288	1,288
Weighted average remaining contractual life of outstanding share options	1 year 3 months 7 days	2 years 3 months 7 days	3 years 3 months 7 days
8.01 - 9.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	1,243	1,243	1,439
Weighted average remaining contractual life of outstanding share options	1 year 2 months 15 days	2 years 2 months 15 days	3 years 2 months 15 days